GOLDMAN SACHS TRUST

Supplement dated December 29, 2017 to the current Summary Prospectus, Statutory Prospectus and Statement of Additional Information for each applicable Goldman Sachs Fund that has Class T Shares, as listed on Exhibit A (each, a “Fund” and collectively, the “Funds”)

Class T Shares for the Funds listed on Exhibit A are not currently offered by the Funds.

This Supplement should be retained with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information for future reference.

Exhibit A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Capital Growth Fund

Goldman Sachs Concentrated Growth Fund

Goldman Sachs Flexible Cap Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Technology Opportunities Fund

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Equity Income Fund

Goldman Sachs Focused Value Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Small Cap Value Fund

Goldman Sachs Small/Mid Cap Value Fund

EQGCLASTSUP 12-17